UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON GLOBAL CURRENTS

VARIABLE INTERNATIONAL ALL CAP

OPPORTUNITY PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 17.9%
Automobiles - 2.7%
DaimlerChrysler AG, Registered Shares	14,020	$887,980	*
Toyota Motor Corp.	26,900	966,054

Total Automobiles		1,854,034

Hotels, Restaurants & Leisure - 4.9%
Carnival PLC	32,100	1,261,655
Greene King PLC	110,872	715,485
Marston’s PLC	467,680	680,312
William Hill PLC	254,100	662,615

Total Hotels, Restaurants & Leisure		3,320,067

Internet & Catalog Retail - 0.9%
Home Retail Group PLC	180,900	585,402

Media - 6.0%
Asatsu-DK Inc.	37,500	809,925
Grupo Televisa SA, ADR	54,600	1,033,032
Publicis Groupe SA	22,470	1,067,227
Reed Elsevier NV	87,370	1,101,741

Total Media		4,011,925

Multiline Retail - 2.0%
Myer Holdings Ltd.	365,671	1,328,931

Specialty Retail - 1.4%
Yamada Denki Co., Ltd.	14,840	920,834

TOTAL CONSUMER DISCRETIONARY		12,021,193

CONSUMER STAPLES - 13.8%
Beverages - 2.9%
Anheuser-Busch InBev NV	25,340	104	*
C&C Group PLC	228,841	995,176
Foster’s Group Ltd.	157,673	934,205

Total Beverages		1,929,485

Food & Staples Retailing - 2.5%
Aeon Co., Ltd.	77,900	836,109
Seven & I Holdings Co., Ltd.	36,600	857,566

Total Food & Staples Retailing		1,693,675

Food Products - 5.8%
Danisco A/S	6,781	604,693
Greencore Group PLC	617,720	993,686
Unilever NV, CVA	51,856	1,549,938
Viterra Inc.	87,500	763,680	*

Total Food Products		3,911,997

Tobacco - 2.6%
Japan Tobacco Inc.	286	952,077
KT&G Corp.	13,208	787,673

Total Tobacco		1,739,750

TOTAL CONSUMER STAPLES		9,274,907

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
BG Group PLC	58,900	1,034,903
Canadian Natural Resources Ltd.	29,460	1,019,032
Royal Dutch Shell PLC, Class A Shares	49,038	1,483,425

TOTAL ENERGY		3,537,360

FINANCIALS - 14.8%
Capital Markets - 3.9%
Credit Suisse Group AG, Registered Shares	20,900	893,299
Deutsche Bank AG, Registered Shares	17,377	951,003
F&C Asset Management PLC	754,442	767,386
UBS AG, Registered Shares	38	645	*

Total Capital Markets		2,612,333

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Commercial Banks - 5.6%
Barclays PLC	178,515	$840,166
DBS Group Holdings Ltd.	75,000	802,981
HSBC Holdings PLC	72,814	737,773
Sumitomo Mitsui Financial Group Inc.	47,500	1,383,804

Total Commercial Banks		3,764,724

Insurance - 3.9%
AXA	74,616	1,304,562
MS&AD Insurance Group Holdings Inc.	28,400	652,166
PartnerRe Ltd.	8,400	673,512

Total Insurance		2,630,240

Real Estate Management & Development - 1.4%
Cheung Kong Holdings Ltd.	64,000	969,216

TOTAL FINANCIALS		9,976,513

HEALTH CARE - 8.9%
Health Care Providers & Services - 1.9%
Rhoen-Klinikum AG	58,536	1,291,550

Life Sciences Tools & Services - 1.5%
Lonza Group AG, Registered Shares	12,000	1,025,187

Pharmaceuticals - 5.5%
Astellas Pharma Inc.	20,803	751,330
Meda AB, Class A Shares	78,100	623,377
Seikagaku Corp.	75,200	814,337
Takeda Pharmaceutical Co., Ltd.	17,800	817,717
Teva Pharmaceutical Industries Ltd., ADR	12,900	680,475

Total Pharmaceuticals		3,687,236

TOTAL HEALTH CARE		6,003,973

INDUSTRIALS - 11.3%
Airlines - 1.1%
easyJet PLC	129,100	750,169	*

Commercial Services & Supplies - 5.7%
Loomis AB, Class B Shares	67,520	811,400
Newalta Corp.	80,600	699,541
Shanks Group PLC	608,920	1,078,034
Séché Environnement	10,500	798,729
Tomra Systems ASA	77,504	461,243

Total Commercial Services & Supplies		3,848,947

Construction & Engineering - 0.9%
Foster Wheeler AG	24,800	606,608	*

Industrial Conglomerates - 2.6%
Siemens AG, Registered Shares	16,600	1,752,237

Professional Services - 1.0%
Teleperformance	21,958	625,626

TOTAL INDUSTRIALS		7,583,587

INFORMATION TECHNOLOGY - 11.8%
Electronic Equipment, Instruments & Components - 2.9%
5N Plus Inc.	76,900	431,997	*
Hosiden Corp.	64,300	582,305
Ingenico SA	31,689	925,561

Total Electronic Equipment, Instruments & Components		1,939,863

Internet Software & Services - 1.3%
RADVision Ltd.	130,500	863,910	*

IT Services - 2.2%
Cielo SA	75,150	654,231
ITOCHU Techno-Solutions Corp.	25,000	816,363

Total IT Services		1,470,594

Office Electronics - 2.3%
Neopost SA	8,927	664,346

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY			SHARES	VALUE
Office Electronics - continued
Ricoh Co., Ltd.			64,000	$902,348

Total Office Electronics				1,566,694

Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp.			49,200	978,931

Software - 1.7%
Amdocs Ltd.			25,600	733,696	*
DTS Corp.			39,298	397,782

Total Software				1,131,478

TOTAL INFORMATION TECHNOLOGY				7,951,470

MATERIALS - 6.6%
Chemicals - 3.5%
Akzo Nobel NV			13,900	857,545
BASF SE			17,050	1,075,124
Symrise AG			15,200	422,406

Total Chemicals				2,355,075

Metals & Mining - 1.7%
Barrick Gold Corp.			25,500	1,180,395

Paper & Forest Products - 1.4%
Sappi Ltd.			181,574	934,669	*

TOTAL MATERIALS				4,470,139

TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 3.7%
BCE Inc.			41,320	1,344,537
Swisscom AG, Registered Shares			2,867	1,156,253

Total Diversified Telecommunication Services				2,500,790

Wireless Telecommunication Services - 2.2%
Vodafone Group PLC			593,880	1,465,626

TOTAL TELECOMMUNICATION SERVICES				3,966,416

UTILITIES - 1.0%
Multi-Utilities - 1.0%
Veolia Environnement			25,740	677,940

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $63,809,517)				65,463,498

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreements - 2.2%
Interest in $25,008,000 joint tri-party repurchase agreement dated 9/30/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,473,010; (Fully collateralized by U.S. government agency obligations, 0.000% due 3/14/11; Market value - $1,502,485) (Cost - $1,473,000)	0.240%	10/1/10	$1,473,000	1,473,000

TOTAL INVESTMENTS - 99.5% (Cost - $65,282,517#)				66,936,498
Other Assets in Excess of Liabilities - 0.5%				362,827

TOTAL NET ASSETS - 100.0%				$67,299,325

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

Summary of Investments by Sector **

Japan	20.1%
United Kingdom	16.9
Germany	9.5
France	9.1
Canada	8.1
Netherlands	7.5
Switzerland	5.5
Australia	3.4
Ireland	3.0
Israel	2.3
Sweden	2.1
Mexico	1.5
Hong Kong	1.4
South Africa	1.4
Singapore	1.2
South Korea	1.2
Bermuda	1.0
Brazil	1.0
Denmark	0.9
Norway	0.7
Belgium	0.0 ‡
Short-term investments	2.2

100.0%

**	As a percentage of total investments. Please note that Portfolio holdings are as of September 30, 2010 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Global Currents Variable International All Cap Opportunity Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$12,021,193	—	—	$12,021,193
Consumer staples	9,274,907	—	—	9,274,907
Energy	3,537,360	—	—	3,537,360
Financials	9,976,513	—	—	9,976,513
Health care	6,003,973	—	—	6,003,973
Industrials	7,583,587	—	—	7,583,587
Information technology	7,951,470	—	—	7,951,470
Materials	4,470,139	—	—	4,470,139
Telecommunication services	3,966,416	—	—	3,966,416
Utilities	677,940	—	—	677,940

Total long-term investments	65,463,498	—	—	65,463,498

Short-term investments†	—	$1,473,000	—	1,473,000

Total investments	$65,463,498	$1,473,000	—	$66,936,498

†	See Schedule of Investments for additional detailed categorizations.

For the period ended September 30, 2010, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	RIGHTS
Balance as of December 31, 2009	$0	*
Accrued premium/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)[1]	(0	)*
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of September 30, 2010	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2010[1]	—

*	Value is less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,630,645
Gross unrealized depreciation	(4,976,664)

Net unrealized appreciation	$1,653,981

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 22, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 22, 2010